Equity (Details) - USD ($)															12 Months Ended
		Mar. 31, 2025	Feb. 28, 2025	Feb. 03, 2025	Jan. 21, 2025	Dec. 31, 2024	Dec. 24, 2024	Dec. 12, 2024	Dec. 10, 2024	Nov. 21, 2024	Jun. 03, 2024	Apr. 17, 2024	Dec. 04, 2023	Jan. 10, 2023	Dec. 31, 2025	Dec. 31, 2023
Equity [Line Items]
Voting rights															one
Ordinary shares, shares issued	[1]					42									26,736
Ordinary shares with par value (in Dollars per share)						$ 0									$ 0
Reverse stock split, description															The number of shares as above have taken into consideration the reverse stock split effected on February 11, 2025, May 6, 2025 and August 4, 2025, December 1, 2025, January 26, 2026, March 16, 2026, July 6, 2026 and September 1, 2026 at an exchange ratio of one (1) share for twenty (20) shares, one (1) share for ten (10) shares and one (1) share for five (5) share, one (1) share for five (5) shares, one (1) share for three (3), one (1) share for four (4) shares, one (1) share for three (3) shares and one (1) share for three (3) shares respectively.
Issuance of shares for services		454,812
Reverse stock split						0.06	0.05	0.02	0.06					0.0025
Consideration amount (in Dollars)										$ 250,000,000
Issuance of shares			2,500,000								102,890,000	53,600,000
Purchase price (in Dollars)																$ 2,866,856
Consulting services term				1 year
Reverse stock split shares			5												15,740
Valued at per share (in Dollars per share)											$ 6
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized						50,000,000									50,000,000
Ordinary shares, shares issued						42									26,736
Ordinary shares with par value (in Dollars per share)
Ordinary shares with par value (in Dollars per share)
Issuance of shares for services	[2]														5.56
Issuance of shares	[2]															0.22
Purchase price (in Dollars)
MicroSort Reproductive Technology [Member]
Equity [Line Items]
Reverse stock split					125,000
Valued at per share (in Dollars per share)					$ 2.06
Professional Party [Member]
Equity [Line Items]
Issuance of shares for services														1,365
Consulting service term														10 years
Increase in paid-in capital (in Dollars)														$ 812,300
DoubleClick Services Limited [Member]
Equity [Line Items]
Issuance of shares for services													3,450
Reverse stock split													0.0064
Consulting service term													10 years
Increase in paid-in capital (in Dollars)													$ 2,054,556
NewGenIvf Limited [Member]
Equity [Line Items]
Consideration amount (in Dollars)										100,000,000
M&A [Member]
Equity [Line Items]
Consideration amount (in Dollars)										300,000,000
White Lion Purchase Agreement [Member]
Equity [Line Items]
Consideration amount (in Dollars)										$ 500,000,000
Class A Ordinary Shares [Member] | SPAC (Holdings) Group Corp [Member]
Equity [Line Items]
Ordinary shares, shares issued				0.0019
Class A Ordinary Shares [Member] | MicroSort Reproductive Technology [Member]
Equity [Line Items]
Ordinary shares, shares issued					4.63
Class A Ordinary Shares [Member] | White Lion [Member]
Equity [Line Items]
Issuance of shares						30,000	25,000	9,500	35,000
Purchase price (in Dollars)						$ 204,000	$ 160,050	$ 1,572,186	$ 276,850

[1]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued, in May 2025 of 1 share for every 10 existing share issued, in August 2025 of 1 share for every 5 shares issued, in December 2025 of 1 share for every 5 shares issued, in January 2026 of 1 share for every 3 shares issued, in March 2026 of 1 share for every 4 shares issued, in July 2026 of 1 share for every 3 shares issued, and in September 2026 of 1 share for every 3 shares issued respectively.
[2]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued, in May 2025 of 1 share for every 10 existing share issued, in August 2025 of 1 share for every 5 shares issued, in December 2025 of 1 share for every 5 shares issued, in January 2026 of 1 share for every 3 shares issued, in March 2026 of 1 share for every 4 shares issued , in July 2026 of 1 share for every 3 shares issued, and in September 2026 of 1 share for every 3 shares issued respectively.